Note 10 - Income Tax - Schedule of Unrecognized Tax Benefits 1 (Details) $ in Thousands	9 Months Ended
Sep. 30, 2023 USD ($)
Balance	$ 3,889
Increases (decreases) in tax positions related to prior periods	(1,974)
Balance	$ 1,915